Share Capital (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Oct. 28, 2024	Jan. 25, 2024
Share Capital [Line Items]
share price (in Dollars per share)	$ 2,863.22
Owned amount of service (in Dollars)	$ 1,000,000
Gain on debt settlement (in Dollars)	$ 281,500
Common Shares [Member]
Share Capital [Line Items]
Common shares issued	251
PGI [Member]
Share Capital [Line Items]
Common shares issued				8,365
NCAC [Member]
Share Capital [Line Items]
Common shares issued				13,040
Accounts payable (in Dollars)				$ 2,136,340
Third Party Advisors [Member]
Share Capital [Line Items]
Common shares issued				997
RTO Transaction [Member]
Share Capital [Line Items]
Common shares issued				746
share price (in Dollars per share)				$ 2,863.22
Warrants [Member]
Share Capital [Line Items]
Common shares issued		261,188
Number of shares outstanding		261,188
Common Shares [Member]
Share Capital [Line Items]
Common shares issued	22,402	568,021	3,346
Number of shares outstanding		568,021